Consolidated statement of comprehensive income (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income
Gain (loss) on recycling of currency translation differences	£ (17)	£ (15)	£ 41